Right Of Use Assets And Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Right Of Use Asset And Lease Liability [Abstract]
Summary of effect of initial application of IFRS 16
The effects of the adoption of IFRS 16 as of January 1, 2019 (the date of initial application) and as of December 31, 2019 are as follows:

2019
Lease liabilities:
As of January 1, 2019	458,378
Additions	29,885
Accretion of interest	39,640
Foreign exchange gains / (losses)	16,482
Effect of foreign currency exchange differences	(12)
Payments	(101,696)

As of December 31, 2019	442,677

Right of use assets:
As of January 1, 2019	458,378
Additions	29,885
Depreciations	(79,589)
Effect of foreign currency exchange differences	(9)

As of December 31, 2019	408,665